Investment Securities (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities
Amortized Cost	$ 231,040,000		$ 231,040,000		$ 199,927,000	$ 199,072,000
Gross Unrealized Gains	1,772,000		1,772,000		4,352,000	4,438,000
Gross Unrealized Losses	4,369,000		4,369,000		834,000	2,478,000
Fair Value	228,443,000		228,443,000		203,445,000	201,032,000
FHLB Stock	2,300,000		2,300,000		2,500,000	1,800,000
Proceeds from sale of investment securities available-for-sale	2,800,000	470,000	6,306,000	49,540,000	59,012,000	56,003,000	85,456,000
Gross realized gains	90,000	0	238,000	2,000,000	2,200,000	2,600,000	2,500,000
Gross realized losses	86,000	35,000	86,000	2,100,000	2,100,000	2,000,000	1,700,000
Government sponsored enterprises
Investment Securities
Amortized Cost	3,385,000		3,385,000		1,522,000	31,000
Gross Unrealized Gains	18,000		18,000		12,000	3,000
Gross Unrealized Losses	76,000		76,000
Fair Value	3,327,000		3,327,000		1,534,000	34,000
Mortgage-backed securities
Investment Securities
Amortized Cost	123,691,000		123,691,000		110,425,000	141,103,000
Gross Unrealized Gains	1,219,000		1,219,000		2,343,000	2,876,000
Gross Unrealized Losses	1,410,000		1,410,000		624,000	2,348,000
Fair Value	123,500,000		123,500,000		112,144,000	141,631,000
Small Business Administration pools
Investment Securities
Amortized Cost	58,403,000		58,403,000		54,148,000	35,889,000
Gross Unrealized Gains	397,000		397,000		1,008,000	634,000
Gross Unrealized Losses	839,000		839,000		163,000	44,000
Fair Value	57,961,000		57,961,000		54,993,000	36,479,000
State and local government
Investment Securities
Amortized Cost	43,213,000		43,213,000		31,483,000	19,617,000
Gross Unrealized Gains	138,000		138,000		936,000	871,000
Gross Unrealized Losses	1,998,000		1,998,000		46,000
Fair Value	41,353,000		41,353,000		32,373,000	20,488,000
Corporate and other securities
Investment Securities
Amortized Cost	2,348,000		2,348,000		2,349,000	2,432,000
Gross Unrealized Gains					53,000	54,000
Gross Unrealized Losses	46,000		46,000		1,000	86,000
Fair Value	2,302,000		2,302,000		2,401,000	2,400,000
Corporate bonds
Investment Securities
Fair Value	1,000,000		1,000,000		1,000,000	1,400,000
Mutual funds
Investment Securities
Fair Value	825,700		825,700		884,500	904,900
Foreign debt
Investment Securities
Fair Value	59,500		59,500		59,700	59,600
Federal Home Loan Mortgage Corporation preferred stock
Investment Securities
Fair Value					30,000	20,900
Corporate preferred stock
Investment Securities
Fair Value	$ 416,700		$ 416,700		$ 416,700